PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 62	$ 57
Sale of investments receivable excluded from fair value of pension plan assets	4	1
Accruals for pension administration expense excluded from fair value of pension plan assets	(5)	6
Taxes payable excluded from pension plan assets fair value	(2)	2
Payable to participants excluded from fair value of pension plan assets	0	3
Purchase of investments payable excluded from fair value of pension plan assets	(2)	1
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142	$ 2,769
Fair Value, Recurring
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	9,461	9,290
Total fair value of plan liabilities	1	3
Fair Value, Recurring | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142
Fair Value, Recurring | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	124	106
Fair Value, Recurring | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	182	171
Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	1
Fair Value, Recurring | Corporate shares - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	102	116
Fair Value, Recurring | Corporate shares - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,991	2,942
Fair Value, Recurring | Bonds and debentures - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,677	2,717
Fair Value, Recurring | Bonds and debentures - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	106	95
Fair Value, Recurring | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	3
Fair Value, Recurring | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,962	2,917
Total fair value of plan liabilities	0	0
Fair Value, Recurring | Level 1 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	124	106
Fair Value, Recurring | Level 1 | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 1 | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 1 | Corporate shares - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	102	116
Fair Value, Recurring | Level 1 | Corporate shares - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,736	2,695
Fair Value, Recurring | Level 1 | Bonds and debentures - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 1 | Bonds and debentures - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 1 | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Fair Value, Recurring | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,222	3,231
Total fair value of plan liabilities	1	3
Fair Value, Recurring | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 2 | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	182	171
Fair Value, Recurring | Level 2 | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	1
Fair Value, Recurring | Level 2 | Corporate shares - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 2 | Corporate shares - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	255	247
Fair Value, Recurring | Level 2 | Bonds and debentures - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,677	2,717
Fair Value, Recurring | Level 2 | Bonds and debentures - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	106	95
Fair Value, Recurring | Level 2 | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	3
Fair Value, Recurring | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142
Total fair value of plan liabilities	0	0
Fair Value, Recurring | Level 3 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,277	3,142
Fair Value, Recurring | Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Short-term securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Corporate shares - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Corporate shares - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Bonds and debentures - Canadian
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Bonds and debentures - Foreign
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Fair Value, Recurring | Level 3 | Derivative instruments
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	$ 0	$ 0